ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2016	2017

Employees and payroll accruals	$7,668	$8,020
Government authorities	2,929	2,427
Professional services accruals	1,812	1,886
Other accruals	3,549	4,155
Other overhead related expenses	991	885
Hosting, software and web services accruals	433	411
Derivative liabilities	84	-

	$17,466	$17,784